SUBSEQUENT EVENTS	3 Months Ended	11 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Subsequent Events
Subsequent Events

Note 10 – Subsequent Events

In accordance with ASC Topic 855, “Subsequent Events”, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued, the Company has evaluated all events or transactions that occurred after March 31, 2022, up to May 13, 2022, the date the Company issued the audited financial statements. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the condensed financial statements.

-	On April 25, 2022, Data Knights Acquisition Corp., a Delaware corporation (the “Company”), Data Knights Merger Sub, Inc., a Delaware corporation (“Merger Sub”), and Data Knights, LLC, the Company’s sponsor (the “Sponsor”), entered into a definitive Agreement and Plan of Merger (the “Merger Agreement”) with OneMedNet Corporation, Inc., a Delaware corporation (the “Target”, and together with the Company and Merger Sub, the “Parties”) and Paul Casey, as seller representative (“Casey”). The Merger Agreement and the transactions were approved by the boards of directors of each of the Company and the Target.
-	On May 5, 2022, the Company extended the date by which the Company has to consummate a business combination from May 11, 2022 to August 11, 2022 (the “Extension”). The Extension is the first of two three-month extensions permitted under the Company’s governing documents. In connection with the Extension, the Sponsor deposited an aggregate of $1,150,000 (representing $0.10 per public share) into the Company’s trust account on May 5, 2022. The Extension provides the Company with additional time to complete its initial business combination (the “Business Combination”) with OneMedNet, previously announced by the Company and OneMedNet on April 25, 2022.

NOTE 11. SUBSEQUENT EVENTS

In accordance with ASC Topic 855, “Subsequent Events”, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued, the Company has evaluated all events or transactions that occurred after December 31, 2021, up to April 1, 2022, the date the Company issued the audited financial statements. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the condensed financial statements.